Loans payable (Tables)	12 Months Ended
Dec. 31, 2024
Loans payable
Schedule of loans payable
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Loans payable to third parties	90,558	-
Loans payable to related parties(1)	50,881	-
Loans payable to shareholders(2)	20,000	-
Total	161,439	-